EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	7,360,000
Par value per share (in dollars per share)	$ 25.00
Cumulative dividend rate	6.50%
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	10,000,000
Par value per share (in dollars per share)	$ 25.00
Cumulative dividend rate	6.375%
Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	11,500,000
Par value per share (in dollars per share)	$ 25.00
Cumulative dividend rate	5.75%
Preference shares
Disclosure of classes of share capital [line items]
Preferred equity	$ 699	$ 699
BPY Fair Value LTIP Unit Plan | Restricted Stock Units (RSUs)
Disclosure of classes of share capital [line items]
FV LTIP units of the operating partnership (in shares)	573,561	772,537
General partner
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	1.00%
Number of shares outstanding (in shares)	138,875	138,875
Limited partners
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	341,729,125	321,046,797
FV LTIP of the Operating Partnership
Disclosure of classes of share capital [line items]
Award vesting period	5 years
Limited partners
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	49.00%
Redeemable and Exchangeable Units
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	604,459,593	567,854,792
Special LP Units
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6,147,901	5,797,155